STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($)	Total	Sponsor	Additional Paid in Capital	Additional Paid in Capital Sponsor	Accumulated Deficit	Class A common stock Ordinary Shares	Class B common stock Ordinary Shares	Class B common stock Ordinary Shares Sponsor
Balance at the beginning (in shares) at Dec. 26, 2019							0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares (in shares)							1
Net loss	$ (5,288)				$ (5,288)
Balance at the end at Dec. 31, 2019	(5,288)				(5,288)
Balance at the end (in shares) at Dec. 31, 2019							1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cancellation of Class B ordinary share (in shares)							(1)
Issuance of Class B ordinary shares		$ 25,000		$ 23,275				$ 1,725
Issuance of Class B ordinary shares (in shares)								17,250,000
Sale of Class A shares in initial public offering, less fair value of public warrants, net of offering costs (As Restated)	608,787,788		$ 608,780,888			$ 6,900
Excess of fair value of private placement warrants over cash received	(5,266,666)		(5,266,666)
Sale of units (in shares)						69,000,000
Ordinary shares subject to possible redemption	(569,661,141)		(569,655,444)			$ (5,697)
Ordinary shares subject to possible redemption (in shares)						(56,966,114)
Net loss	(28,879,692)				(28,879,692)
Balance at the end at Dec. 31, 2020	$ 5,000,001		$ 33,882,053		$ (28,844,980)	$ 1,203	$ 1,725
Balance at the end (in shares) at Dec. 31, 2020						12,033,886	17,250,000